Expense Example, No Redemption - FidelityAdvisorOverseasFund-AMCIZPRO - FidelityAdvisorOverseasFund-AMCIZPRO - Fidelity Advisor Overseas Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Overseas Fund - Class A
Expense Example, No Redemption:
1 Year	$ 676
3 Years	890
5 Years	1,121
10 Years	1,784
Fidelity Advisor Overseas Fund - Class C
Expense Example, No Redemption:
1 Year	184
3 Years	569
5 Years	980
10 Years	1,927
Fidelity Advisor Overseas Fund - Class M
Expense Example, No Redemption:
1 Year	476
3 Years	742
5 Years	1,028
10 Years	1,841
Fidelity Advisor Overseas Fund - Class I
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
Fidelity Advisor Overseas Fund - Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798